                                    [PHOTO]


                                        Semiannual Report January 31, 2000


Oppenheimer
NEW JERSEY
MUNICIPAL FUND




                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                          The Right Way to Invest

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

CONTENTS

1   President's Letter

3   An Interview with Your Fund's Manager

9   Financial Statements

25  Officers and Trustees

RISING INTEREST RATES HURT THE PERFORMANCE OF MUNICIPAL BONDS throughout the reporting period.

AS OF JANUARY 31, 2000, LONG-TERM NEW JERSEY MUNICIPAL BONDS PROVIDED OVER 90% OF THE YIELD AVAILABLE FROM COMPARABLE U.S. TREASURIES--making them attractive values on an after-tax basis.


----------------------------
CUMULATIVE
TOTAL RETURNS
For the 6-Month Period
Ended 1/31/00*

Class A
Without      With
Sales Chg.   Sales Chg.
-----------------------
-7.53%       -11.92%

Class B
Without      With
Sales Chg.   Sales Chg.
-----------------------
-7.88%       -12.38%

Class C
Without      With
Sales Chg.   Sales Chg.
-----------------------
-7.88%       -8.78%
----------------------------



------------------
NOT FDIC INSURED.
NO BANK GUARANTEE.
MAY LOSE VALUE.
------------------
*See page 7 for further details.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
New Jersey
Municipal Fund

DEAR SHAREHOLDER,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.

     In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.

     As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns and, overall, foreign stocks outperformed U.S. stocks in 1999.

     Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.

     We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving


1    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.

     Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.

     What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risks, and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds THE RIGHT WAY TO INVEST in 2000 and beyond.


Sincerely,

/s/ Bridget A. Macaskill

Bridget A. Macaskill
February 22, 2000


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.


2    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

[PHOTO]
Portfolio Management Team (l to r)
Christian Smith
(Portfolio Manager)
Robert Patterson

HOW DID THE FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED JANUARY 31,
2000?

A. It has been a difficult period for the municipal securities market, including Oppenheimer New Jersey Municipal Fund. The rising interest rate environment, a sharp decline in the demand for municipal bonds and a lack of supply of new issues were some of the challenges the Fund encountered.

WHAT STEPS ARE YOU TAKING TO HELP IMPROVE THE FUND'S PERFORMANCE?

In November 1999, we began to restructure the Fund under the guidance of Christian Smith, a money management professional with over 10 years' experience in the municipal market. This change will help us gain a fresh perspective on the New Jersey municipal market, and proactively access the opportunities available for the Fund.

HOW DID THE ROBUST U.S. ECONOMY AFFECT THE OVERALL MUNICIPAL MARKET?

Ongoing economic strength led to higher interest rates, which, in turn, led to lower bond prices. With bonds becoming less attractive to investors, many turned to the stock market for better returns.


3    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

The lengthy economic expansion has also resulted in a decrease in supply of municipal bonds. First, government surpluses on the federal and state level resulted in less need to issue debt to finance new projects. Second, the rise in interest rates caused a natural decline in the refinancing of existing debt. When interest rates are on the upswing, there is little reason for an organization to retire existing, lower yielding debt, and introduce new securities with higher yields. Oftentimes in the financial markets, a decrease in supply of a particular security leads to higher prices. However, the decline in the demand for municipals, more than offset the falling supply.

HOW WAS THE FUND MANAGED GIVEN THIS DIFFICULT ENVIRONMENT?

Our focus has been to lower the portfolio's sensitivity to interest rates. For example, we have been working to reduce the Fund's duration versus its benchmark by focusing on shorter-term securities. When it appears that interest rates have peaked, we may look to extend the Fund's duration to take advantage of rising bond prices.

WHAT OTHER FACTORS INFLUENCED THE FUND'S PERFORMANCE?

In our view, we had identified several well-run healthcare and adult living centers that would enhance performance. However, we were disappointed with the results we achieved with these holdings. Lower reimbursement rates provided to healthcare providers by government agencies, such as Medicare, hindered the profitability of these facilities. This decline in revenue, coupled with an oversupply of healthcare service providers, caused the prices of our healthcare issues to decline. We are currently seeking opportunities to reduce the Fund's exposure to this sector.

[SIDENOTE:]
"OUR FOCUS HAS BEEN TO LOWER THE PORTFOLIO'S SENSITIVITY TO CHANGES IN INTEREST RATES."
[/SIDENOTE:]

4    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

HOW DID NEW JERSEY MUNICIPAL BONDS PERFORM COMPARED TO U.S. TREASURIES?

As interest rates rose, both types of securities performed poorly. However, in recent months municipals outperformed U.S. Treasuries with comparable maturities, due to municipals' attractive after-tax values. As of January 31, 2000, yields available from New Jersey municipal bonds were over 90% of the yields available from comparable taxable government bonds. When considering the tax-advantaged yields provided by New Jersey municipals, these securities present very compelling values compared to Treasuries.

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?

As we see it, the Federal Reserve will remain diligent in its attempt to slow the pace of economic growth to help ward off an increase in inflation. As such, we expect interest rates to continue rising into the summer. However, as the year progresses, we anticipate seeing growth rates fall, as rising interest rates should lead to a decline in consumer spending, and less dramatic stock market gains. Ideally, this would result in interest rates moving downward.

[SIDENOTE:]
-----------------------------------
AVG ANNUAL TOTAL RETURNS(1)
For the Periods Ended 12/31/99

CLASS A           Since
1-year   5-year   Inception
-----------------------------
-12.38%  4.26%    2.80%

CLASS B           Since
1-year   5-year   Inception
-----------------------------
-12.91%  4.19%    2.75%

CLASS C           Since
1-year   5-year   Inception
-----------------------------
-9.41%   N/A    3.10%

-----------------------------
STANDARDIZED YIELD(2)
For the 30-days Ended 1/31/00
-----------------------------
CLASS A          5.45%
-----------------------------
CLASS B          4.96
-----------------------------
CLASS C          4.95
-----------------------------

[/SIDENOTE:]

(1) See page 7 for further details.
(2) Standardized yield is based on net investment income for the 30-day period ended January 31, 2000. Falling share prices will tend to artificially raise yields.


5    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

In the meantime, we will continue to actively monitor the markets--making careful adjustments to the Fund's portfolio as is necessary. Diligently working to enhance returns while being mindful of risk--just two reasons why Oppenheimer New Jersey Municipal Fund is an important part of THE RIGHT WAY TO INVEST.

TOP FIVE INDUSTRIES(4)
Percentage of invested assets
----------------------------------------
General Obligation               15.3%
----------------------------------------
Adult Living Facilities          12.8
----------------------------------------
Municipal Leases                 12.4
----------------------------------------
Highways                         11.2
----------------------------------------
Hospital/Healthcare              10.2
----------------------------------------

[SIDENOTE:]
-----------------------
CREDIT ALLOCATION(3)
[GRAPH]

- AAA          59.2%
- AA            0.3
- A             4.5
- BBB          15.9
- BB           17.8
- B             2.3

-----------------------
[/SIDENOTE:]


(3) Portfolio data are as of January 31, 2000, are dollar-weighted based on total market value of investments and are subject to change. The Fund may invest up to 25% of its assets in below-investment-grade securities which carry greater risk of default. Average credit quality and ratings allocations include securities rated by national rating organizations as well as unrated securities (currently 11.8% of total investments) which have rating assigned by the Manager in categories equivalent to those of rating organizations.
(4) Industry weightings are as of January 31, 2000, and are subject to change.


6    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE FUND'S PERFORMANCE MAY FROM TIME TO TIME BE SUBJECT TO SUBSTANTIAL SHORT-TERM CHANGES, PARTICULARLY DURING PERIODS OF MARKET OR INTEREST RATE VOLATILITY. FOR UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT
1.800.525.7048 OR VISIT OUR WEBSITE, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized.

CLASS A shares were first publicly offered on 3/1/94. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 3/1/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the different performance calculations is in the Fund's prospectus.


7    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
                                                          FINANCIALS













--------------------------------------------------------------------------------


                     8    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.9%
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY--81.2%
Delaware River, NJ & PA POAU RB, FSA Insured,
6%, 1/1/18                                                       Aaa/AAA         $3,500,000         $3,537,555
-----------------------------------------------------------------------------------------------------------------
Essex Cnty., NJ Utilities Authority RRB, Series A,
FSA Insured, 5%, 4/1/22                                           Aaa/NR          2,000,000          1,930,420
-----------------------------------------------------------------------------------------------------------------
Hudson Cnty., NJ MUAU System RB, Prerefunded,
11.875%, 7/1/06                                                  Aaa/AAA            520,000            589,124
-----------------------------------------------------------------------------------------------------------------
Hudson Cnty., NJ Solid Waste System Improvement
Authority RRB, Series 1, 6%, 1/1/29                         NR/BBB-/BBB-          1,000,000            912,060
-----------------------------------------------------------------------------------------------------------------
Middlesex, NJ Improvement Authority Utilities Systems
CAP RB, Series B, Zero Coupon, 5.63%, 9/1/21(1)              Aaa/AAA/AAA          6,000,000          1,568,100
-----------------------------------------------------------------------------------------------------------------
Newark, NJ GOB, School Qualified Bond Act, MBIA
Insured, 5.30%, 9/1/08                                           Aaa/AAA          1,000,000          1,005,220
-----------------------------------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking Fee RB,
Series A, FSA Insured, 5.20%, 10/1/08                        Aaa/AAA/AAA          1,000,000            999,170
-----------------------------------------------------------------------------------------------------------------
NJ Casino Reinvestment DAU Parking Fee RB,
Series A, FSA Insured, 5.25%, 10/1/13                        Aaa/AAA/AAA          1,000,000            958,970
-----------------------------------------------------------------------------------------------------------------
NJ EDAU ED RB, United Methodist Homes,
5.75%, 7/1/29                                                    NR/BBB-          2,000,000          1,569,200
-----------------------------------------------------------------------------------------------------------------
NJ EDAU PC RB, Public Service Electric & Gas Co.
Project, Series A, MBIA Insured, 6.40%, 5/1/32                   Aaa/AAA            500,000            506,395
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Franciscan Oaks Project,
5.70%, 10/1/17                                                     NR/NR          2,235,000          1,831,203
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines, 5.60%, 1/1/12               NR/NR            600,000            537,108
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Keswick Pines, 5.70%, 1/1/18               NR/NR          2,350,000          1,928,621
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, Sr. Mtg., Arbor Glen, Series A, 5.875%,
5/15/16                                                            NR/NR          3,000,000          2,528,130
-----------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, United Methodist Homes, 5.125%, 7/1/25              NR/BBB-          1,900,000          1,372,389
-----------------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/19                                                    Ba2/BB          5,000,000          4,558,050
-----------------------------------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American Water Co., Inc.
Project, Series A, FGIC Insured, 6.875%, 11/1/34             Aaa/AAA/AAA            500,000            524,350
-----------------------------------------------------------------------------------------------------------------
NJ Educational FA RRB, Monmouth University,
Series C, 5.80%, 7/1/22                                         Baa2/BBB          1,000,000            918,470
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, Centrastate Medical Center, Series A,
AMBAC Insured, 6%, 7/1/21(2)                                 Aaa/AAA/AAA            100,000            102,122
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, Columbus Hospital, Series A,
7.50%, 7/1/21                                                       B2/B          2,000,000          1,763,200
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, Southern Ocean Cnty. Hospital, Series A,
6.25%, 7/1/23                                               Baa1/NR/BBB+          1,000,000            866,910
-----------------------------------------------------------------------------------------------------------------


                     9    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
NJ HCF FAU RB, St. Elizabeth Hospital Obligation Group,
6%, 7/1/20                                                      Baa2/BBB         $1,000,000        $   816,660
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Joseph's Hospital & Medical Center,
Series A, 6%, 7/1/26                                              NR/AAA            750,000            749,460
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RRB, Capital Health System Obligation Group,
5.125%, 7/1/12                                                 Baa2/BBB-          3,000,000          2,472,930
-----------------------------------------------------------------------------------------------------------------
NJ HCF FAU RRB, Dover General Hospital & Medical
Center, MBIA Insured, 7%, 7/1/03                                 Aaa/AAA          1,000,000          1,066,410
-----------------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA MH RB, Series A, AMBAC Insured, 6.25%,
5/1/28                                                           Aaa/AAA          1,000,000            982,960
-----------------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series J, MBIA Insured,
6.20%, 10/1/25                                                   Aaa/AAA            200,000            198,708
-----------------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series S, MBIA Insured,
6.05%, 10/1/28                                                   Aaa/AAA          1,000,000            986,500
-----------------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA RRB, Series 1, 6.70%, 11/1/28                        NR/A+             85,000             88,663
-----------------------------------------------------------------------------------------------------------------
NJ Mtg. HAU RB, Series U, 5.75%, 4/1/18                          Aaa/AAA          2,500,000          2,404,475
-----------------------------------------------------------------------------------------------------------------
NJ Sports & Exposition Authority Convention Center
Luxury Tax RB, Series A, MBIA Insured, 6.25%, 7/1/20             Aaa/AAA             80,000             84,275
-----------------------------------------------------------------------------------------------------------------
NJ Transit Corp. Certificates, Federal Transit
Administration Grants, Series A, AMBAC Insured,
6.125%, 9/15/14                                              Aaa/AAA/AAA          5,000,000          5,157,200
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16                        Baa1/BBB+/A-            950,000            996,312
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured, 6.50%,
1/1/09                                                       Aaa/AAA/AAA          1,000,000          1,084,710
-----------------------------------------------------------------------------------------------------------------
Passaic Valley, NJ Sewer System Commissioners
GOUN, Series E, AMBAC Insured, 5.625%, 12/1/17                    Aaa/NR          3,095,000          3,013,261
-----------------------------------------------------------------------------------------------------------------
Paterson, NJ Public SDI COP, 5.75%, 11/1/19                       Aaa/NR          2,000,000          1,948,020
-----------------------------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 94th Series, 6%, 12/1/14             A1/AA-/AA-            200,000            202,830
-----------------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air Terminal
Project, Series 6, MBIA Insured, 7%, 12/1/12                 Aaa/AAA/AAA          2,000,000          2,248,780
-----------------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project, Fifth Installment,
6.75%, 10/1/19                                                     NR/NR            900,000            901,053
-----------------------------------------------------------------------------------------------------------------
South Brunswick, NJ GOB, FGIC Insured, 5.675%, 12/1/19           Aaa/AAA          2,330,000          2,246,237
-----------------------------------------------------------------------------------------------------------------
South Brunswick, NJ GOB, FGIC Insured, 5.675%, 12/1/20           Aaa/AAA          2,385,000          2,277,866
-----------------------------------------------------------------------------------------------------------------
West Orange, NJ BOE COP, MBIA Insured, 5.675%, 10/1/19            Aaa/NR          2,500,000          2,410,525
                                                                                                   --------------
                                                                                                    62,844,602


-----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--17.7%
Guam PAU RB, Prerefunded, Series A, 6.30%, 10/1/22                NR/AAA            185,000            196,359
-----------------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series 88, MBIA Insured,
Inverse Floater, 6.55%, 7/1/28(3)                                 NR/AAA          3,125,000          2,121,063


                     10    OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                                                RATINGS:                                MARKET
                                                                MOODY'S/               FACE              VALUE
                                                               S&P/FITCH             AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36                           Baa1/A         $1,000,000        $   800,910
-----------------------------------------------------------------------------------------------------------------
PR Industrial Tourist Educational Medical & Environmental
Control Facilities RB, Polytechnic University Project, Series A,
6.50%, 8/1/24                                                    NR/BBB-            400,000            403,408
-----------------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB, Series A, FSA Insured, 5.75%, 8/1/13       Aaa/AAA          2,150,000          2,190,764
-----------------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB, Series A, FSA Insured, 6%, 8/1/15          Aaa/AAA          2,000,000          2,052,660
-----------------------------------------------------------------------------------------------------------------
University of Virgin Islands RB, Series A, 5.75%, 12/1/13           NR/A          1,000,000            966,740
-----------------------------------------------------------------------------------------------------------------
Virgin Islands Housing FAU SFM RRB, Series A, 6.50%, 3/1/25       NR/AAA            135,000            136,131
-----------------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19                NR/BBB-          1,515,000          1,465,929
-----------------------------------------------------------------------------------------------------------------
Virgin Islands PFAU RB, Sub. Lien, Series E, 6%, 10/1/22           NR/NR          1,500,000          1,322,115
-----------------------------------------------------------------------------------------------------------------
Virgin Islands University BOE RB, Series A, 5.75%, 12/1/13          NR/A            620,000            614,990
-----------------------------------------------------------------------------------------------------------------
Virgin Islands Water & PAU Electric Systems RRB,
5.375%, 7/1/10                                                 NR/NR/BBB          1,470,000          1,397,544
                                                                                                   --------------
                                                                                                    13,668,613
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $82,008,158)                                         98.9%        76,513,215
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                         1.1            868,262
                                                                                ---------------------------------
NET ASSETS                                                                            100.0%       $77,381,477
                                                                                ---------------------------------
                                                                                ---------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS


To simplify the listings of securities, abbreviations are used per the table below:

BOE     Board of Education                           MH      Multifamily Housing
CAP     Capital Appreciation                         MUAU    Municipal Utilities Authority
CMWLTH  Commonwealth                                 PAUNYNJ Port Authority of New York & New Jersey
COP     Certificates of Participation                PAU     Power Authority
DAU     Development Authority                        PC      Pollution Control
ED      Economic Development                         PFAU    Public Finance Authority
EDAU    Economic Development Authority               POAU    Port Authority
FA      Facilities Authority                         RB      Revenue Bonds
FAU     Finance Authority                            RRB     Revenue Refunding Bonds
GOB     General Obligation Bonds                     SDI     School District
GOUN    General Obligation Unlimited Notes           SFM     Single Family Mortgage
HAU     Housing Authority                            SPF     Special Facilities
HCF     Health Care Facilities                       SPO     Special Obligations
HFA     Housing Finance Agency                       TUAU    Turnpike Authority
HTAU    Highway & Transportation Authority


                     11   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

(1) For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
(2) Securities with an aggregate market value of $102,140 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
(3) Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $2,121, 063 or 2.74% of the Fund's net assets as of January 31, 2000.

AS OF JANUARY 31, 2000, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $13,447,402 OR 17.38% OF THE FUND'S NET ASSETS.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                              MARKET VALUE          PERCENT
----------------------------------------------------------------------
General Obligation                     $11,703,167             15.3%
Adult Living Facilities                  9,766,651             12.8
Municipal Leases                         9,515,745             12.4
Highways                                 8,540,550             11.2
Hospital/Healthcare                      7,837,692             10.2
Marine/Aviation Facilities               7,009,660              9.2
Water Utilities                          4,079,117              5.3
Single Family Housing                    3,725,814              4.9
Sewer Utilities                          3,013,261              3.9
Higher Education                         2,903,608              3.8
Sales Tax                                2,872,319              3.8
Parking Fee Revenue                      1,958,140              2.6
Electric Utilities                       1,097,412              1.4
Multifamily Housing                      1,071,624              1.4
Resource Recovery                          912,060              1.2
Pollution Control                          506,395              0.6
                                       -------------------------------
Total                                  $76,513,215            100.0%
                                       -------------------------------
                                       -------------------------------


See accompanying Notes to Financial Statements.


                     12   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2000
------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $82,008,158)--see accompanying statement       $ 76,513,215
------------------------------------------------------------------------------------------
Cash                                                                            478,179
------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                        873,160
Shares of beneficial interest sold                                              178,113
Daily variation on futures contracts                                             91,000
Other                                                                             3,050
                                                                          ----------------
Total assets                                                                 78,136,717

------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Shares of beneficial interest redeemed                                          393,806
Dividends                                                                       219,861
Trustees' compensation                                                           63,010
Shareholder reports                                                              50,308
Distribution and service plan fees                                                9,944
Transfer and shareholder servicing agent fees                                     8,801
Other                                                                             9,510
                                                                          ----------------
Total liabilities                                                               755,240

------------------------------------------------------------------------------------------
NET ASSETS                                                                 $ 77,381,477
                                                                          ----------------
                                                                          ----------------

------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                            $ 88,079,354
------------------------------------------------------------------------------------------
Overdistributed net investment income                                          (140,830)
------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                     (5,232,425)
------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                   (5,324,622)
                                                                          ----------------
Net assets                                                                 $ 77,381,477
                                                                          ----------------
                                                                          ----------------

------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $32,811,346 and 3,253,110 shares of beneficial interest outstanding)          $10.09
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                      $10.59
------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,511,073
and 3,616,836 shares of beneficial interest outstanding)                         $10.09
------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,059,058
and 798,649 shares of beneficial interest outstanding)                           $10.09



See accompanying Notes to Financial Statements.


                     13   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2000
------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                    $ 2,670,867

------------------------------------------------------------------------------------------
EXPENSES

Management fees                                                                 267,168
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          46,749
Class B                                                                         206,091
Class C                                                                          45,977
------------------------------------------------------------------------------------------
Shareholder reports                                                              39,464
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    33,553
------------------------------------------------------------------------------------------
Trustees' compensation                                                            6,644
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       4,535
------------------------------------------------------------------------------------------
Other                                                                            13,522
                                                                          ----------------
Total expenses                                                                  663,703
Less reimbursement of expenses                                                 (115,167)
Less expenses paid indirectly                                                    (4,500)
                                                                          ----------------
Net expenses                                                                    544,036

------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         2,126,831

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                  (5,598,104)
Closing of futures contracts                                                    373,194
                                                                          ----------------
Net realized loss                                                            (5,224,910)

------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments         (4,062,953)
                                                                          ----------------
Net realized and unrealized loss                                             (9,287,863)

------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(7,161,032)
                                                                          ----------------
                                                                          ----------------



See accompanying Notes to Financial Statements.


                     14   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS
                                                                          ENDED                YEAR
                                                                        JAN 31,               ENDED
                                                                           2000            JULY 31,
                                                                     (UNAUDITED)               1999
------------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income                                              $  2,126,831         $ 3,749,997
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (5,224,910)            138,741
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                (4,062,953)         (3,509,408)
                                                                   -----------------------------------
Net increase (decrease) in net assets resulting from operations      (7,161,032)            379,330

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                              (1,037,545)         (1,835,806)
Class B                                                                (869,959)         (1,578,140)
Class C                                                                (200,085)           (336,025)
------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (38,326)            (32,211)
Class B                                                                 (38,868)            (34,382)
Class C                                                                  (9,332)             (7,281)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                              (5,372,565)         10,755,309
Class B                                                              (3,521,660)         12,814,190
Class C                                                                (711,444)          3,631,472

------------------------------------------------------------------------------------------------------
NET ASSETS

Total increase (decrease)                                           (18,960,816)         23,756,456
------------------------------------------------------------------------------------------------------
Beginning of period                                                  96,342,293          72,585,837
                                                                   -----------------------------------
End of period (including overdistributed net investment
income of $140,830 and $160,072, respectively)                     $ 77,381,477         $96,342,293
                                                                   -----------------------------------
                                                                   -----------------------------------


See accompanying Notes to Financial Statements.


                     15   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS A                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $11.21      $11.58      $11.54      $11.10      $11.26      $10.41
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .27         .55         .58         .62         .36         .61
Net realized and unrealized gain (loss)           (1.11)       (.36)        .09         .45        (.16)        .86
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.84)        .19         .67        1.07         .20        1.47
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.27)       (.55)       (.59)       (.61)       (.36)       (.61)
Distributions from net realized gain               (.01)       (.01)       (.04)       (.02)         --        (.01)
-----------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.28)       (.56)       (.63)       (.63)       (.36)       (.62)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.09      $11.21      $11.58      $11.54      $11.10      $11.26
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (7.53)%      1.57%       5.96%       9.99%       1.80%      14.42%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)        $32,811     $42,289     $33,060     $19,109     $11,354      $8,806
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $38,291     $38,999     $24,909     $14,072     $10,036      $6,504
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              5.23%       4.71%       4.94%       5.45%       5.49%       5.51%
Expenses                                           1.07%       1.10%       1.14%(4)    1.08%(4)    1.64%(4)    1.75%(4)
Expenses, net of indirect expenses,
voluntary assumption of expenses
and/or waiver of expenses                          0.80%       0.63%       0.38%       0.88%       0.97%       0.80%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           62%         70%         46%         12%         33%          7%


(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $54,594,063 and $66,839,669, respectively.


See accompanying Notes to Financial Statements.


                     16   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                             SIX MONTHS                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS B                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $11.21      $11.58      $11.53      $11.09      $11.25      $10.40
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations
Net investment income                               .23         .47         .50         .53         .31         .53
Net realized and unrealized gain (loss)           (1.11)       (.37)        .09         .46        (.16)        .86
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.88)        .10         .59         .99         .15        1.39
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.23)       (.46)       (.50)       (.53)       (.31)       (.53)
Distributions from net realized gain               (.01)       (.01)       (.04)       (.02)         --        (.01)
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.24)       (.47)       (.54)       (.55)       (.31)       (.54)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.09      $11.21      $11.58      $11.53      $11.09      $11.25
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (7.88)%      0.81%       5.25%       9.18%       1.34%      13.59%

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $36,511     $44,322     $33,062     $18,647      $9,740      $5,222
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $40,857     $39,842     $25,556     $13,278      $7,774      $4,080
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              4.46%       3.96%       4.17%       4.70%       4.70%       4.79%
Expenses                                           1.84%       1.85%       1.89%(4)    1.83%(4)    2.40%(4)    2.49%(4)
Expenses, net of indirect expenses,
voluntary assumption of expenses
and/or waiver of expenses                          1.57%       1.38%       1.14%       1.62%       1.74%       1.53%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           62%         70%         46%         12%         33%          7%

(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $54,594,063 and $66,839,669, respectively.


See accompanying Notes to Financial Statements.


                     17   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                            YEAR        YEAR
                                                  ENDED                                           ENDED       ENDED
                                          JAN. 31, 2000                                        JULY 31,    DEC. 31,
CLASS C                                      (UNAUDITED)       1999        1998        1997        1996(1)     1995(6)
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period             $11.21      $11.58      $11.53      $11.09      $11.25      $11.01
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .27         .46         .50         .53         .30         .19
Net realized and unrealized gain (loss)           (1.15)       (.36)        .09         .45        (.16)        .25
                                                 ----------------------------------------------------------------------
Total income (loss) from
investment operations                              (.88)        .10         .59         .98         .14         .44
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.23)       (.46)       (.50)       (.52)       (.30)       (.19)
Distributions from net realized gain               (.01)       (.01)       (.04)       (.02)         --        (.01)
                                                 ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.24)       (.47)       (.54)       (.54)       (.30)       (.20)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.09      $11.21      $11.58      $11.53      $11.09      $11.25
                                                 ----------------------------------------------------------------------
                                                 ----------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)               (7.88)%      0.81%       5.24%       9.11%       1.29%       4.07%

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)         $8,059      $9,732      $6,463      $2,080        $132         $50
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $9,115      $8,483      $3,631      $  747        $ 74         $ 3
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                              4.46%       3.96%       4.20%       4.56%       4.66%         --(7)
Expenses                                           1.83%       1.85%       1.92%(4)    1.79%(4)    2.48%(4)      --(7)
Expenses, net of indirect expenses,
voluntary assumption of expenses
and/or waiver of expenses                          1.56%       1.38%       1.12%       1.60%       1.81%         --(7)
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                           62%         70%         46%         12%         33%          7%

(1) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(3) Annualized for periods of less than one full year.
(4) Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
(5) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $54,594,063 and $66,839,669, respectively.
(6) For the period from August 29, 1995 (inception of offering) to December 31, 1995.
(7) Ratios during this period would not be indicative of future results.


See accompanying Notes to Financial Statements.


                     18   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a nondiversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                     19   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES  Continued

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2000, a provision of $1,660 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $61,913 as of January 31, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                     20   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related event in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               6 MOS. ENDED JANUARY 31, 2000            YEAR ENDED JULY 31, 1999
                                      SHARES          AMOUNT              SHARES          AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                 439,602     $ 4,692,061           1,892,611     $22,117,140
Dividends and/or
distributions reinvested              57,433         610,943             101,593       1,183,876
Redeemed                          (1,014,843)    (10,675,569)         (1,077,934)    (12,545,707)
                                 ------------------------------------------------------------------
Net increase (decrease)             (517,808)    $(5,372,565)            916,270     $10,755,309
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                 290,864     $ 3,076,917           1,587,888     $18,490,151
Dividends and/or
distributions reinvested              50,203         531,489              84,751         986,603
Redeemed                            (678,647)     (7,130,066)           (574,554)     (6,662,564)
                                 ------------------------------------------------------------------
Net increase (decrease)             (337,580)    $(3,521,660)          1,098,085     $12,814,190
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                 167,471     $ 1,779,292             461,996     $ 5,398,001
Dividends and/or
distributions reinvested              14,086         149,461              23,858         277,644
Redeemed                            (250,986)     (2,640,197)           (176,024)     (2,044,173)
                                 ------------------------------------------------------------------
Net increase (decrease)              (69,429)    $  (711,444)            309,830     $ 3,631,472
                                 ------------------------------------------------------------------
                                 ------------------------------------------------------------------


                     21   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of January 31, 2000, net unrealized depreciation on securities of $5,494,943 was composed of gross appreciation of $134,302, and gross depreciation of $5,629,245.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume Fund expenses to the level needed to maintain a stable dividend. The Fund's management fee for the six months ended January 31, 2000 was 0.60% of the average annual net assets of each class of shares, annualized for periods of less than one full year.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                 AGGREGATE          CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                                 FRONT-END        FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                             SALES CHARGES    SALES CHARGES           SHARES           SHARES           SHARES
6 MOS.                          ON CLASS A      RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
ENDED                               SHARES      DISTRIBUTOR      DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
January 31, 2000                   $53,916           $6,431           $4,034         $108,664          $15,378

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                   CLASS A                           CLASS B                           CLASS C
                       CONTINGENT DEFERRED               CONTINGENT DEFERRED               CONTINGENT DEFERRED
6 MOS.                       SALES CHARGES                     SALES CHARGES                     SALES CHARGES
ENDED              RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
January 31, 2000                    $2,871                          $135,624                            $8,566

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


                     22   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.15% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A Plan totaled $46,749, all of which was paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


Distribution fees paid to the Distributor for the six months ended January 31, 2000, were as follows:

                                                                   DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                       AGGREGATE        UNREIMBURSED
                                                                    UNREIMBURSED       EXPENSES AS %
                          TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                              UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
-------------------------------------------------------------------------------------------------------
Class B Plan                    $206,091            $166,477          $1,552,880                4.25%
Class C Plan                      45,977              17,345             109,562                1.36


                     23   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

     The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of January 31, 2000, the Fund had outstanding futures contracts as follows:

                                                                                          UNREALIZED
                              EXPIRATION           NUMBER OF     VALUATION AS OF        APPRECIATION
CONTRACT DESCRIPTION                DATE           CONTRACTS    JANUARY 31, 2000       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Municipal Bond                   3/22/00                 123         $11,154,563            $219,227
U.S. Long Bond                   3/22/00                  25           2,305,469             (48,906)
                                                                                            --------
                                                                                            $170,321
                                                                                            --------
                                                                                            --------


--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the six months ended January 31, 2000.


                     24   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND
--------------------------------------------------------------------------------

A SERIES OF OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES       Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of Trustees
                            Bridget A. Macaskill, Trustee and President
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Christian D. Smith, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert G. Zack, Assistant Secretary
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer

--------------------------------------------------------------------------------
INVESTMENT ADVISOR          OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
DISTRIBUTOR                 OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER    OppenheimerFunds Services
SERVICING AGENT
--------------------------------------------------------------------------------
CUSTODIAN OF                Citibank, N.A.
PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS        KPMG LLP
--------------------------------------------------------------------------------
LEGAL COUNSEL               Mayer, Brown & Platt

                            The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                            This is a copy of a report to shareholders of Oppenheimer New Jersey Municipal Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer New Jersey Municipal Fund. For material information concerning the Fund, see the Prospectus.

                            SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR
                            OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY
                            BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER
                            AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE
                            POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                     25   OPPENHEIMER NEW JERSEY MUNICIPAL FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------

INTERNET
24-hr access to account information and transactions www.oppenheimerfunds.com

--------------------------------------------------------------------------------

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------

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Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
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Mon-Fri 8:30am-7pm ET
1.800.843.4461
--------------------------------------------------------------------------------

OPPENHEIMERFUNDS INFORMATION HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------

TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------


                                    [LOGO]OPPENHEIMERFUNDS-Registered Trademark-
                                                               Distributor, Inc.


RS0395.001.0100   March 31, 2000